Summarized Financial Information for Affiliates, Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Operating revenues	¥ 227,582	¥ 210,092	¥ 198,554
Operating income (loss)	(28,683)	(33,477)	(47,794)
Income (loss) from continuing operations	(85,026)	(72,301)	(95,813)
Net income (loss)	(85,026)	(72,301)	(95,813)
Net income (loss) attributable to shareholders' of the affiliates	(84,613)	(70,858)	(89,460)
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Operating revenues	911,020	820,708	754,101
Operating income (loss)	171,193	156,955	138,245
Income (loss) from continuing operations	122,511	136,382	90,448
Net income (loss)	122,511	136,382	90,448
Net income (loss) attributable to shareholders' of the affiliates	¥ 122,324	¥ 119,567	¥ 92,939